Share Capital and Other Components of Equity - Summary of Options Outstanding Along with the Grant Dates and Expiry Date (Detail) - Amended Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Options Outstanding	3,518,250	3,306,450	2,134,250
Options Exercisable	2,537,296
Exercise Price	$ 6.27	$ 6.18	$ 7.83
Remaining Contractual Life	7 years 7 days
Sep 27, 2015 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Sep. 27, 2015
Options Outstanding	186,250
Options Exercisable	186,250
Exercise Price	$ 8
Expiry Date	Mar. 31, 2025
Remaining Contractual Life	1 year 3 months
Nov 2, 2015 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Nov. 02, 2015
Options Outstanding	95,000
Options Exercisable	95,000
Exercise Price	$ 8
Expiry Date	Nov. 02, 2025
Remaining Contractual Life	1 year 10 months 6 days
Mar 5, 2018 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 05, 2018
Options Outstanding	452,250
Options Exercisable	452,250
Exercise Price	$ 8
Expiry Date	Mar. 05, 2028
Remaining Contractual Life	4 years 2 months 4 days
Mar 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 09, 2021
Options Outstanding	756,950
Options Exercisable	567,713
Exercise Price	$ 8
Expiry Date	Mar. 09, 2031
Remaining Contractual Life	7 years 2 months 12 days
Mar 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 09, 2021
Options Outstanding	326,800
Options Exercisable	326,800
Exercise Price	$ 8
Expiry Date	Mar. 09, 2031
Remaining Contractual Life	7 years 2 months 12 days
May 3, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 03, 2021
Options Outstanding	257,000
Options Exercisable	192,750
Exercise Price	$ 8
Expiry Date	May 03, 2031
Remaining Contractual Life	7 years 4 months 6 days
Dec 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 09, 2021
Options Outstanding	60,000
Options Exercisable	57,500
Exercise Price	$ 2.02
Expiry Date	Dec. 09, 2031
Remaining Contractual Life	7 years 11 months 12 days
Mar 31, 2022 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 31, 2022
Options Outstanding	392,500
Options Exercisable	186,750
Exercise Price	$ 1.9
Expiry Date	Mar. 31, 2032
Remaining Contractual Life	8 years 3 months 3 days
Dec 9, 2022 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 09, 2022
Options Outstanding	734,300
Options Exercisable	407,983
Exercise Price	$ 3.85
Expiry Date	Dec. 09, 2032
Remaining Contractual Life	8 years 11 months 12 days
May 18, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 18, 2023
Options Outstanding	180,000
Options Exercisable	45,000
Exercise Price	$ 6.84
Expiry Date	May 18, 2033
Remaining Contractual Life	9 years 4 months 20 days
May 30, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 30, 2023
Options Outstanding	17,200
Options Exercisable	4,300
Exercise Price	$ 6.75
Expiry Date	May 30, 2033
Remaining Contractual Life	9 years 5 months 1 day
Sep 27, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Sep. 27, 2023
Options Outstanding	60,000
Options Exercisable	15,000
Exercise Price	$ 7.16
Expiry Date	Sep. 27, 2033
Remaining Contractual Life	9 years 9 months